UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21875

Dividend Income Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Dividend Income Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 5.7%
General Dynamics Corp.	87,300	$7,781,922
Lockheed Martin Corp.	77,800	8,116,874
Raytheon Co.	52,170	2,970,038
United Technologies Corp.	25,828	1,652,475
		$20,521,309
Auto Components — 0.4%
Johnson Controls, Inc.	51,000	$1,538,160
		$1,538,160
Capital Markets — 6.5%
Bank of New York Mellon Corp. (The)	207,000	$7,348,500
Franklin Resources, Inc.	70,977	7,140,996
State Street Corp.	121,799	8,725,680
		$23,215,176
Chemicals — 0.9%
Potash Corp. of Saskatchewan, Inc.	15,500	$3,166,185
		$3,166,185
Commercial Banks — 5.4%
Banco Bradesco SA ADR	372,350	$7,904,991
PNC Financial Services Group, Inc.	112,552	8,023,832
Wells Fargo & Co.	116,501	3,526,485
		$19,455,308
Computer Peripherals — 2.2%
International Business Machines Corp.	60,781	$7,778,752
		$7,778,752
Diversified Financial Services — 2.8%
Bank of America Corp.	106,084	$3,490,164
Citigroup, Inc.	167,966	3,139,285
JPMorgan Chase & Co.	85,000	3,453,550
		$10,082,999
Diversified Telecommunication Services — 8.1%
AT&T, Inc.	197,380	$6,081,278
Koninklijke KPN NV	400,000	6,965,136
Telefonica O2 Czech Republic AS	224,273	7,574,449
Telefonos de Mexico SA de CV ADR	62,130	1,565,676
Verizon Communications, Inc.	201,109	6,845,750
		$29,032,289
Electric Utilities — 9.3%
E.ON AG	57,866	$11,030,382
E.ON AG ADR	2	126
FirstEnergy Corp.	72,500	5,332,375
Fortum Oyj	182,592	8,051,049
FPL Group, Inc.	120,000	7,743,600
Scottish and Southern Energy PLC	39,900	1,104,566
		$33,262,098
Energy Equipment & Services — 5.8%
Diamond Offshore Drilling, Inc.	58,388	$6,965,688
Schlumberger, Ltd.	71,091	7,222,846
Transocean, Inc. (1)	49,676	6,757,426
		$20,945,960

Food & Staples Retailing — 2.5%
Wal-Mart Stores, Inc.	152,800	$8,957,136
		$8,957,136
Food Products — 3.3%
Cadbury Schweppes PLC ADR	65,211	$3,089,045
Nestle SA	201,587	8,837,544
Nestle SA ADR	7	310
		$11,926,899
Health Care Equipment & Supplies — 2.1%
Covidien, Ltd.	152,400	$7,504,176
		$7,504,176
Hotels, Restaurants & Leisure — 2.3%
McDonald’s Corp.	136,400	$8,155,356
		$8,155,356
Household Products — 0.5%
Kimberly-Clark Corp.	1,670	$96,576
Kimberly-Clark de Mexico SA de C.V.	362,500	1,562,656
		$1,659,232
Insurance — 1.9%
Chubb Corp.	38,000	$1,825,520
Travelers Companies, Inc. (The)	116,692	5,148,451
		$6,973,971
Machinery — 2.1%
Atlas Copco AB, Class A	77,000	$1,192,570
Paccar, Inc.	150,000	6,309,000
		$7,501,570
Media — 1.6%
Comcast Corp., Class A	272,080	$5,610,290
		$5,610,290
Metals & Mining — 5.7%
BHP Billiton, Ltd. ADR	50,600	$3,777,796
Companhia Vale do Rio Doce ADR	87,200	2,618,616
Compass Minerals International, Inc.	57,900	4,377,240
Freeport-McMoRan Copper & Gold, Inc., Class B	33,131	3,205,424
POSCO ADR	29,000	3,846,850
Southern Copper Corp.	99,600	2,766,888
		$20,592,814
Multiline Retail — 1.3%
Target Corp.	103,817	$4,695,643
		$4,695,643
Multi-Utilities — 2.1%
CMS Energy Corp.	32,000	$432,000
Energy East Corp.	64,200	1,604,358
National Grid PLC	90,000	1,184,503
Suez SA	39,245	2,348,468
United Utilities Group PLC, Class B	589,770	1,986,068
		$7,555,397
Oil, Gas & Consumable Fuels — 13.2%
BP PLC ADR	16,500	$1,013,760
Chevron Corp.	55,400	4,684,624
ConocoPhillips	78,103	6,374,767
Exxon Mobil Corp.	78,529	6,316,087
Hess Corp.	68,100	6,905,340
Occidental Petroleum Corp.	106,160	8,368,593
Total SA ADR	93,770	7,173,405
Williams Cos., Inc. (The)	202,165	6,479,388
		$47,315,964

Pharmaceuticals — 6.7%
Johnson & Johnson	116,785	$7,996,269
Merck & Co., Inc.	213,967	7,039,514
Schering-Plough Corp.	406,720	8,573,658
Wyeth	10,500	425,460
		$24,034,901
Real Estate Investment Trusts (REITs) — 3.7%
Boston Properties, Inc.	61,100	$5,877,209
Simon Property Group, Inc.	80,690	7,474,315
		$13,351,524
Tobacco — 2.5%
Philip Morris International, Inc.	161,845	$8,359,294
UST, Inc.	11,635	612,117
		$8,971,411
Total Common Stocks (identified cost $329,551,200)		$353,804,520

Short-Term Investments — 1.4%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.23% (2)	$5,066	$5,065,926
Total Short-Term Investments (identified cost $5,065,926)		$5,065,926
Total Investments — 100.0% (identified cost $334,617,126)		$358,870,446
Other Assets, Less Liabilities — (0.0)%		$(39,524)
Net Assets — 100.0%		$358,830,922

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $115,457.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	85.6%	$307,033,056
Germany	3.1	11,030,382
Switzerland	2.5	8,837,544
Finland	2.2	8,051,049
Czech Republic	2.1	7,574,449
Netherlands	1.9	6,965,136
United Kingdom	1.2	4,275,136
France	0.7	2,348,468
Mexico	0.4	1,562,656
Sweden	0.3	1,192,570
	100.0%	$358,870,446

The Portfolio did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$334,655,600
Gross unrealized appreciation	$28,769,862
Gross unrealized depreciation	(4,555,016)
Net unrealized appreciation	$24,214,846

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Income Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 25, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 25, 2008